Risk/Return Detail Data - FidelityInternationalIndexFunds-ComboPRO	May 28, 2026
FidelitySustainabilityIndexFunds-ComboPRO |
Prospectus Line Items
Supplement to Prospectus [Text Block]	Supplement to theFidelity® International Sustainability Index Fund and Fidelity® U.S. Sustainability Index FundDecember 30, 2025Prospectus
Strategy Narrative [Text Block]	The fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940 (1940 Act), to the approximate extent the index is non-diversified. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
FidelityInternationalIndexFunds-ComboPRO |
Prospectus Line Items
Supplement to Prospectus [Text Block]	Supplement to theFidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund December 30, 2025Prospectus
Strategy Narrative [Text Block]	The fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940 (1940 Act), to the approximate extent the index is non-diversified. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
FidelitySAIEmergingMarketsIndexFund-PRO |
Prospectus Line Items
Supplement to Prospectus [Text Block]	Supplement to theFidelity® SAI Emerging Markets Index FundDecember 30, 2025Prospectus
Strategy Narrative [Text Block]	The fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940 (1940 Act), to the approximate extent the index is non-diversified. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
Document Type	497
Registrant Name	Fidelity Salem Street Trust